INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the derivative financial liability) (Details) - Non-current liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	$ (55,177)
Balance at end of the period	(91,263)	$ (55,177)
Derivative Financial Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(526)	(1,569)
Derivative financial liability at date of drawdown	(1,066)	(90)
Fair value adjustments in the period	(66)	1,133
Balance at end of the period	$ (1,658)	$ (526)